Acquisitions and Other Transactions (Details) $ / shares in Units, $ in Millions																	1 Months Ended	3 Months Ended		6 Months Ended
	Jul. 26, 2023 USD ($) shares	Jul. 26, 2023 CAD ($) shares	Jul. 06, 2023 USD ($)	Jul. 05, 2023 USD ($) shares	Jul. 05, 2023 CAD ($) $ / shares shares	Jul. 01, 2023 USD ($)	Jun. 29, 2023 USD ($)	Jun. 27, 2023 USD ($)	Jun. 15, 2023 USD ($) item	Jun. 08, 2023 USD ($)	Apr. 14, 2023 USD ($)	Mar. 08, 2023 USD ($)	Feb. 22, 2023 USD ($) item	Jul. 18, 2022 USD ($)	Feb. 19, 2019 USD ($)	Feb. 19, 2019 CAD ($)	Apr. 30, 2022	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Feb. 21, 2019 USD ($)	Feb. 21, 2019 CAD ($)
New Royalties with EMX Royalty Corporation
Acquisitions
Joint acquisition agreement term								3 years
Percentage of contribution in joint acquisition								55.00%
Contributions made								$ 5,500,000
Resulting royalty interests								0.50
New Royalties with EMX Royalty Corporation | EMX Royalty Corporation
Acquisitions
Percentage of contribution in joint acquisition								45.00%
Contributions made								$ 4,500,000
Resulting royalty interests								0.50
Royalty on Pascua-Lama Mine - Chile
Acquisitions
Purchase price						$ 75,000,000.0
Gold price per ounce						800
NSR (gold) on such property held						2.70%
NSR (copper) on such property held						0.54%
Royalty on Pascua-Lama Mine - Chile | Major Acquisitions
Acquisitions
Purchase price						$ 75,000,000.0
Royalty on Black Horse Chromite Deposit in the Ring of Fire - Ontario, Canada
Acquisitions
Percentage of NSR under option to buy-down			1.00%
Royalty on Volcan Gold Project - Chile
Acquisitions
Purchase price			$ 15,000,000.0
Percentage of NSR			1.50%
G Mining Ventures, Tocantinzinho Gold Project, Brazil
Acquisitions
Amount disbursed																		$ 93,100,000		$ 93,100,000
Amount of total commitment																		183,800,000		183,800,000
Remaining stream commitment																		66,200,000		66,200,000
Secured term loan receivable														$ 250,000,000.0
Amount of funding														$ 75,000,000.0						$ 0
Caserones Royalty, Chile
Acquisitions
Purchase price							$ 7,300,000					$ 2,100,000
Percentage of NSR																	0.4582%			0.5702%
Additional NSR acquired							0.086%					0.026%								0.112%
Exploration Properties - Nevada and Arizona, U.S.
Acquisitions
Purchase price									$ 2,500,000
Percentage of NSR									0.50%
Number of royalties acquired | item									8
Gold Royalties Interest Acquisition, Rebecca Gold Project | Major Acquisitions
Acquisitions
Purchase price													$ 15,600,000
Percentage of NSR													1.50%
Contingent consideration recognised as of acquisition date													$ 1,300,000
Cash transferred													$ 14,300,000
Number of royalties acquired | item													5
Marathon Gold Corporation, Valentine Gold Project Acquisition
Acquisitions
Purchase price										$ 45,000,000.0												$ 13,700,000	$ 18.0
Percentage of NSR										1.50%			2.00%							3.00%
Additional NSR acquired				1.50%	1.50%
Percentage of NSR before buy-back										2.00%
Percentage of buy-back of NSR										0.50%
Cash inflow from sale of interests in gold mining project													$ 7,000,000.0
Option to buy back of NSR (as a percent)													0.50%
Number of shares acquired | shares				6,578,947	6,578,947
Price per share | $ / shares					$ 0.76
Share subscription				$ 3,800,000	$ 5.0
Marathon Gold Corporation, Valentine Gold Project Acquisition | Major Acquisitions
Acquisitions
Purchase price													$ 7,000,000.0
Percentage of NSR			1.50%										2.00%
Percentage of holding interest in properties													2.00%
Cash inflow from sale of interests in gold mining project															$ 13,700,000	$ 18.0
Option to buy back of NSR (as a percent)													0.50%
Share subscription				$ 3,800,000	$ 5.0
Royalty on Kerr-Addison Property and Share Subscription with Gold Candle Ltd. - Ontario, Canada
Acquisitions
Purchase price	$ 1.10										$ 10,000,000.0
Percentage of NSR	1.00%	1.00%									1.00%
Number of shares acquired | shares	5,454,546	5,454,546
Share subscription	$ 4,600,000	$ 6.0
Royalty on Kerr-Addison Property and Share Subscription with Gold Candle Ltd. - Ontario, Canada | Major Acquisitions
Acquisitions
Share subscription	$ 4,600,000	$ 6.0
Mineral Rights With Continental Resources Inc
Acquisitions
Total contributions made																		3,500,000	$ 1,800,000	$ 5,900,000	$ 3,600,000
Cumulative investment in royalty acquisition venture																		446,500,000		446,500,000
Mineral Rights With Continental Resources Inc | Top
Acquisitions
Total cumulative investment																		$ 73,500,000		$ 73,500,000